Securities - Securities with Unrealized Losses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Less than Twelve Months, Fair Value	$ 7,974	$ 2,882
Less than Twelve Months, Unrealized Loss	97	16
Twelve Months or More than Twelve Months, Fair Value
Twelve Months or More than Twelve Months, Unrealized Loss
Total, Fair Value	7,974	2,882
Total, Unrealized Loss	97	16
Corporate debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than Twelve Months, Fair Value	4,365
Less than Twelve Months, Unrealized Loss	64
Twelve Months or More than Twelve Months, Fair Value
Twelve Months or More than Twelve Months, Unrealized Loss
Total, Fair Value	4,365
Total, Unrealized Loss	64
State and municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than Twelve Months, Fair Value	1,936
Less than Twelve Months, Unrealized Loss	20
Twelve Months or More than Twelve Months, Fair Value
Twelve Months or More than Twelve Months, Unrealized Loss
Total, Fair Value	1,936
Total, Unrealized Loss	20
Collateralized mortgage obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than Twelve Months, Fair Value	1,673	2,882
Less than Twelve Months, Unrealized Loss	13	16
Twelve Months or More than Twelve Months, Fair Value
Twelve Months or More than Twelve Months, Unrealized Loss
Total, Fair Value	1,673	2,882
Total, Unrealized Loss	$ 13	$ 16